Audit Information	12 Months Ended
Oct. 31, 2025
Auditor [Table]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Decent Holding Inc. and its subsidiaries (collectively the “Company”) as of October 31, 2024 and 2023, and the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows in each of the years in the three-year period ended October 31, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of October 31, 2024 and 2023, and the results of its operations and its cash flows in each of the years in the three-year period ended October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.